Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt (in thousands)

	Year ended	Three months ended	Year ended
	December 31,	December 31,	September 30,
	2017	2016	2016
Revolving credit agreements	$—	6,665	6,807
5.6% to 7.9% mortgage notes
due in installments through 2027	29,664	34,080	35,125
Riverfront permanent loan	88,653	—	—
	118,317	40,745	41,932
Less portion due within one year	4,463	4,526	4,455
	$113,854	36,219	37,477